Note 12 - Income Taxes (Tables)	12 Months Ended
Dec. 31, 2020
Notes Tables
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
August 22, 2020 through December 31, 2020
Current tax benefit	$(3,176)
Deferred tax benefit	(1,047)
Income tax benefit	$(4,223)

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
August 22, 2020 through December 31, 2020
Income tax expense (benefit) at U.S. federal statutory rate	$(4,337)
Limited tax benefit due to stock-based compensation	127
Other	(13)
Income tax expense (benefit)	$(4,223)
Effective income tax rate	20.4%

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
December 31, 2020
Deferred tax assets:
Net operating loss carryforwards	$9,725
Stock-based compensation	3,124
Other	31
Less: Valuation allowance	-
Net deferred tax assets	12,880

Deferred tax liabilities:
Oil and natural gas properties, principally due to differences in basis and depreciation and the deduction of intangible drilling costs for tax purposes	(51,778)
Net deferred tax liabilities	$(38,898)